Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
Inventories

		$ million
	2019	2018
Crude oil	5,610	4,878
Natural gas	222	322
Refined petroleum and petrochemical products	12,907	10,419
	18,739	15,619
Trading inventories	182	282
	18,921	15,901
Supplies	1,959	2,087
	20,880	17,988
Cost of inventories expensed in the income statement	209,672	229,878

The inventory valuation at 31 December 2019 is stated net of a provision of $650 million (2018 $1,009 million) to write down inventories to their net realizable value, of which $290 million (2018 $604 million) relates to hydrocarbon inventories. The net credit to the income statement in the year in respect of inventory net realizable value provisions was $348 million (2018 $552 million charge), of which $309 million credit (2018 $553 million charge) related to hydrocarbon inventories.
Trading inventories are valued using quoted benchmark prices adjusted as appropriate for location and quality differentials. They are predominantly categorized within level 2 of the fair value hierarchy.